[AMG Logo Omitted]


		Managers AMG Funds
		------------------

	     Burridge Growth Partners
	     ========================

[Burridge Growth Partners Logo Omitted]

Division of The Burridge Group


	Burridge Small Cap Growth Fund
	==============================

		PROSPECTUS
		==========
	  dated October 1, 2003





The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

		TABLE OF CONTENTS
		-----------------

								Page
								----
KEY INFORMATION							 1
 Summary of the Goal, Principal Strategies
  and Principal Risk Factors of the Fund

PERFORMANCE SUMMARY						 3

FEES AND EXPENSES OF THE FUND					 4
 Fees and Expenses						 4
 Example							 5

BURRIDGE SMALL CAP GROWTH FUND					 6
 Objective							 6
 Principal Investment Strategies				 6
 Should You Invest in this Fund?				 7

MANAGERS AMG FUNDS						 8

FINANCIAL HIGHLIGHTS						 9

YOUR ACCOUNT							11
 Minimum Investments in the Fund				11

HOW TO PURCHASE SHARES						12

DISTRIBUTION PLAN						14

HOW TO SELL SHARES						15

INVESTOR SERVICES						16

OPERATING POLICIES						16

ACCOUNT STATEMENTS						17

DIVIDENDS AND DISTRIBUTIONS					18

TAX INFORMATION							18

CONTACT INFORMATION						20


		KEY INFORMATION
		---------------
This Prospectus contains important information for anyone interested in investing in the Burridge Small Cap Growth Fund (the "Small Cap Fund" or the "Fund"), a series of Managers AMG Funds. Please read this document carefully before you invest and keep it for future reference. You should base your purchase of shares of the Fund on your own goals, risk preferences and investment time horizons.

Summary of the Goal, Principal Strategies and Principal Risk Factors of the Fund

The following is a summary of the goal, principal strategies and principal risk factors of the Fund.



						Risk Principal
Goal 		Principal Strategies 		Factors
--------------	------------------------------	-------------------------
Long-term 	Primarily invests in common 	Market Risk
capital 	and preferred stocks of small 	Management Risk
appreciation 	capitalization U.S.companies 	Sector Risk
						Small Capitalization
		Invests at least 80% of its 	 Risk
		assets in securities of small-
		Stock capitalization companies

		Ordinarily chooses investments
		in companies that are exhibiting
		accelerated growth in earnings
		and believed to be undervalued
		relative to each company's
		future growth potential



All investments involve some type and level of risk. Risk is the possibility that you will lose money or not make any additional money by investing in the Fund. Before you invest, please make sure that you have read, and understand, the risk factors that apply to the Fund in which you are investing. The following is a discussion of the principal risk factors of the Fund.

Market Risk
-----------
The Fund is subject to the risks generally of investing in stocks, commonly referred to as "market risk." Market risk includes the risk of sudden and unpredictable drops in value of the market as a whole and periods of lackluster performance. Despite the unique influences on individual companies, stock prices, in general, rise and fall as a result of investors' perceptions of the market as a whole. The consequences of market risk are that if the stock market drops in value, the value of a fund's portfolio of investments is also likely to decrease in value. The increase or decrease in the value of a fund's investments, in percentage terms, may be more or less than the increase or decrease in the value of the market.

Management Risk
---------------
The Fund is subject to management risk because it is an actively managed investment portfolio.Management risk is the chance that poor security selection will cause the Fund to underperform other funds with similar objectives. The success of the Fund's investment strategy depends significantly on the skill of The Burridge Group LLC ("Burridge") in assessing the potential of the securities in which the Fund invests. Burridge will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired result.

Sector Risk
-----------
Companies that are in similar businesses may be similarly affected by particular economic or market events,which may in certain circumstances cause the value of securities in all companies of a particular sector of the market to decrease. To the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Diversification among groups of companies in different businesses may reduce sector risk but may also dilute potential returns.

Small Capitalization Stock Risk
-------------------------------
Small capitalization companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. For these and other reasons, the Fund may underperform other stock funds (such as medium-and large-company stock funds) when stocks of small capitalization companies are out of favor.

		PERFORMANCE SUMMARY
		-------------------
The following bar chart and table illustrate the risks of investing in the Fund by showing the Fund's performance following inception on June 25, 2002 and the performance of the Fund's predecessor, a 401 (k) plan trust (the "Predecessor Account") for the period prior to the Fund's inception on June 25, 2002, assuming that all dividends and capital gain distributions have been reinvested. The chart and table illustrate how the performance of the Fund and the Predecessor Account have varied since the Predecessor Account's inception on September 28, 2000. The Predecessor Account's objectives, policies, guidelines and restrictions were,in all material respects, the same as those of the Fund's. The Predecessor Account was not registered as a mutual fund and, therefore, was not subject to certain investment restrictions that are imposed upon mutual funds. If the Predecessor Account had been registered as a mutual fund, the Predecessor Account's performance may have been adversely affected. Past performance does not guarantee future results.



		Annual Total Returns*



Year		Return
----		------
2001		 30.8%
2002		-21.1%




Best Quarter*: 32.70% (2nd Quarter 2001)

Worst Quarter: -24.81% (3rd Quarter 2002)

Most Recent Return Information: 25.63% (1/1/03 to 6/30/03)


*Includes performance of the Predecessor Account for periods prior to the Fund's inception on June 25, 2002.

The following table compares the Fund's performance to that of a broadly based securities market index. The table assumes that dividends and capital gain distributions have been reinvested for the Fund and the applicable index. As always, the past performance of the Fund is not an indication of how the Fund (before and after taxes) will perform in the future.

Average Annual Total Returns as of 12/31/02 (1)



				1 Year 		Life of Fund (2)
				------		----------------
Return Before Taxes 		-21.05%		 -0.42%
Return After Taxes on
 Distributions			-21.33%		 -0.55%
Return After Taxes on Distributions
 and Sale of Fund Shares 	-13.09%		 -0.44%
Russell 2000 Index 		-20.48%		-10.50%




(1) The Fund's total return includes the Predecessor Account's performance for periods prior to the Fund's inception on June 25, 2002.

(2) Since the Predecessor Account's inception on September 28, 2000.

After-tax returns are calculated by Lipper. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401 (k) plans or individual retirement accounts. As a tax-deferred arrangement, the Predecessor Account did not make distributions, therefore, the calculation of taxes on distributions reflects only the Fund's distributions following inception on June 25, 2002.

The returns for the Russell 2000 reflect no deduction for fees, expenses or taxes. The Russell 2000 Index is a market-capitalization weighted index of 2000 U.S. common stocks.


		FEES AND EXPENSES OF THE FUND
		-----------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



	Fees and Expenses
	  Shareholder Fees (fees paid directly from your investment)
	--------------------------------------------------------------
							Small
							Cap Fund
							---------
Maximum Sales Charge (Load) Imposed on Purchases
 (as a percentage of the offering price)		None

Maximum Deferred Sales Charge (Load)			None
Maximum Sales Charge (Load) Imposed on Reinvested
 Dividends and Other Distributions 			None
Redemption Fee 						None
Exchange Fee 						None




		Annual Fund Operating Expenses
	(expenses that are deducted from Fund assets)
					Small Cap Fund
					--------------
Management Fee 				 1.00%
Distribution (12b-1) Fees 		 0.25%
Other Expenses 				 5.43%
					-------
Total Annual Fund Operating Expenses 	 6.68%
Fee Waiver and Reimbursement (1)	-5.19%
Net Annual Fund Operating Expenses 	 1.49%
					=======



(1) The Managers Funds LLC (the "Investment Manager") and Burridge have contractually agreed, through October 1, 2004, to limit Net Annual Fund Operating Expenses (exclusive of taxes, interest, brokerage costs and extraordinary items) to 1.49% of the average daily net assets of the Fund, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to three years from the time of any waiver or payment pursuant to a contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that the Fund's Total Operating Expenses do not exceed that contractual expense limitation amount. See "Managers AMG Funds."

Example
-------
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:


1 Year 	3 Years 5 Years 10 Years
------	-------	-------	--------
$152 	$1,239 	$2,554 	$5,651



The Example reflects the impact of the Fund's contractual expense limitation through October 1, 2004, for each period covered by the Example.

The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.

		BURRIDGE SMALL CAP GROWTH FUND

Objective
---------
The Small Cap Fund's investment objective is to achieve long-term capital appreciation. The Small Cap Fund's investment objective may be changed without shareholder approval.

Principal Investment Strategies
-------------------------------
The Small Cap Fund invests at least 80% of its net assets in common and preferred stocks of small capitalization U.S. companies. This policy may not be changed without providing shareholders 60 days notice. The term "small capitalization companies" refers to companies that, at the time of purchase, have market capitalizations less than $2.5 billion. The Fund may retain a security if the issuer's capitalization exceeds $2.5 billion after the Fund has purchased the issuer's security.

Burridge serves as sub-adviser to the Fund. Burridge selects stocks of companies that are exhibiting accelerating growth in earnings and that Burridge believes are undervalued relative to each company's future growth potential. Ordinarily, the Fund will invest in companies from all sectors of the market based on Burridge's fundamental research and analysis of various characteristics, including financial statements, sales and expense trends, earnings estimates, market position of the company and industry outlook.Burridge uses earnings models to value a company against its own history, the industry and the market to identify securities that are undervalued relative to their future growth potential.

Ordinarily, the Fund will sell a stock if the earnings growth decelerates, or if the valuation is no longer attractive relative to Burridge's long-term growth expectations.

For temporary defensive purposes, the Fund may invest, without limit, in cash or high quality short-term debt securities, including repurchase agreements. To the extent that the Fund is invested in these instruments, the Fund will not be pursuing its investment objective. Burridge may sell any security when it believes the sale is in the Fund's interest. This may result in active and frequent trading of portfolio securities which can increase portfolio turnover. Higher portfolio turnover may adversely affect Fund performance by increasing the Fund's transaction costs and may increase your tax liability.

Should You Invest In This Fund?
-------------------------------

This Fund MAY be suitable if you:
---------------------------------
* Are seeking an opportunity for some equity returns in your investment portfolio
* Are willing to accept a higher degree of risk for the opportunity of higher potential returns
* Have an investment time horizon of five years or more

This Fund MAY NOT be suitable if you:
-------------------------------------
* Are seeking stability of principal
* Are investing with a shorter time horizon in mind
* Are uncomfortable with stock market risk
* Are seeking current income

WHAT ARE YOU INVESTING IN?
--------------------------
You are buying shares of a pooled investment known as a mutual fund. It is professionally managed and gives you the opportunity to invest in a wide variety of companies, industries and markets. This Fund is not a complete investment program and there is no guarantee that the Fund will reach its stated goals.

		MANAGERS AMG FUNDS
		------------------
Managers AMG Funds is part of the Managers Funds Family of Funds a mutual fund family comprised of different funds, each having distinct investment management objectives, strategies, risks and policies. The Burridge Small Cap Growth Fund is one of the funds currently available in the Managers Funds Family of Funds.

The Managers Funds LLC (the "Investment Manager" or "TMF"), located at 40 Richards Avenue, Norwalk, CT 06854, serves as investment manager to the Fund and is responsible for the Fund's overall administration. The Investment Manager also monitors the performance, security holdings and investment strategies of Burridge, the sub-advisor of the Fund and, when appropriate, evaluates any potential new asset managers for the Fund family. Managers Distributors, Inc. ("MDI" or the "Distributor"), a wholly-owned subsidiary of the Investment Manager, serves as the Fund's Distributor.

Burridge has day-to-day responsibility for managing the Fund's portfolio. Burridge, located at 333 West Wacker Drive, Chicago, Illinois 60606 was formed in 1986. Affiliated Managers Group,Inc., an indirect wholly-owned subsidiary of which serves as Managing Member of TMF, owns a majority interest in Burridge. As of June 30, 2003, Burridge had assets under management of approximately $1.5 billion. The Fund is managed by a team at Burridge led by Nancy Prial, Burridge's Chief Investment Officer. Ms. Prial came to Burridge in March 1998; prior to that, she was a Senior Portfolio Manager with American Century Investors from February 1994 to March 1998.

The Fund is obligated by its investment management agreement to pay an annual management fee to the Investment Manager of 1.00% of the average daily net assets of the Fund. The Investment Manager, in turn, pays Burridge 1.00% of the average daily net assets of the Fund for its services as sub-advisor. Under its investment management agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund.

The Investment Manager has contractually agreed, until October 1, 2004, to waive fees and pay or reimburse the Fund to the extent total expenses of the Fund (exclusive of taxes, interest, brokerage costs and extraordinary items) exceed 1.49% of the Fund's average daily net assets. The Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within 3 years after the waiver or reimbursement and that such repayment would not cause the Fund's expenses in any such future year to exceed 1.49%
of the Fund's average daily net assets. In addition to any other waiver or reimbursement agreed to by the Investment Manager, Burridge from time to time may waive all or a portion of its fee. In such an event, the Investment Manager will, subject to certain conditions, waive an equal amount of the management fee.


		FINANCIAL HIGHLIGHTS
		--------------------
The following Financial Highlights table is intended to help you understand the Fund's financial performance for the past fiscal period. Certain information reflects financial results for a single Fund share. The total return in the table represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions. This information, derived from the Fund's Financial Statements, has been audited by PricewaterhouseCoopers LLP, whose report is included in the Fund's Annual Report, which is available upon request.

Burridge Small Cap Growth Fund
Financial Highlights
For a share outstanding throughout the fiscal period* ended May 31, 2003
------------------------------------------------------------------------




Net Asset Value, Beginning of Period			$10.00

Income from Investment Operations:
 Net investment loss					(0.09)
 Net realized and unrealized gain on investments	 0.64
							------
	Total from investment operations		 0.55

Net Asset Value, End of Period				$10.55

Total Return (a)					 5.50% (b)

Ratio of net expenses to average net assets		 1.49% (c)

Portfolio turnover					  121% (d)

Net assets at end of period (000's omitted)		$1,728

========================================================================

Expense Offsets (d)
-------------------
Ratio of total expenses to average net assets		 6.68% (c)

Ratio net investment loss to average nett assets	(6.39)% (c)

========================================================================


* Commencement of operations was June 25, 2002.

(a) Total returns and net investment income would have been lower had certain expenses not been reduced.

(b) Not annualized.

(c) Annualized.

(d) Ratio information assuming no reduction of Fund expenses.

YOUR ACCOUNT
------------
As an investor, you pay no sales charges to invest in the Fund and you pay no charges to transfer within the Managers Funds Family of Funds or even to redeem out of the Fund. The price at which you purchase and redeem your shares is equal to the net asset value per share (NAV) next determined after your purchase or redemption order is received on each day the New York Stock Exchange (the "NYSE") is open for trading.

The NAV is equal to the Fund's net worth (assets minus liabilities) divided by the number of shares outstanding. The Fund's NAV is calculated at the close of regular business of the New York Stock
Exchange (NYSE), usually 4:00 p.m. New York Time.

The Fund's investments are valued based on market values. If market quotations are not readily available for any security, the value of the security will be based on an evaluation of its fair value, pursuant to procedures established by the Board of Trustees.

Minimum Investments in the Fund
-------------------------------
Cash investments in the Fund must be in U.S. Dollars. Third-party checks which are under $10,000 and are payable to an existing shareholder who is a natural person (as opposed to a corporation or partnership) and endorsed over to the Fund or the Custodian bank will be accepted.

The following table provides the minimum initial and additional investments in the Fund:



			Initial 	Additional
			Investment 	Investment
			-------------	-------------
Regular accounts 	$5,000 		$1,000
Traditional IRA 	$3,000 		$1,000
Roth IRA 		$3,000 		$1,000



The Fund or the Distributor may, in its discretion, waive the minimum initial or additional investment amounts at any time.

If you invest through a third-party such as a bank, broker-dealer or other financial intermediary rather than directly with the Fund, the policies, fees and minimum investment amounts may be different than those described in this Prospectus. The Fund may also participate in programs with national brokerage firms which limit the transaction fees for the shareholder and may pay fees to these firms for participation in these programs.

A Traditional IRA is an individual retirement account. Contributions may be deductible at certain income levels and earnings are tax-deferred while your withdrawals and distributions are taxable in the year that they are made.

A Roth IRA is an IRA with non-deductible contributions and tax-free growth of assets and distributions. The account must be held for five years and certain other conditions must be met in order to qualify.

You should consult your tax professional for more information on IRA accounts.


			HOW TO PURCHASE SHARES
			----------------------
You may purchase shares of the Fund once you have established an account with the Trust. You may establish an account with the Trust either through an investment advisor or other investment professional or by submitting a completed application to the Trust in good order with your initial investment. An account application is not in good order and, therefore, cannot be processed, until such time as it contains all information and documentation requested in the application. Failure to provide an account application in good order may result in a delay in the date of your purchase or in the rejection of the application and the return of your investment monies.

		----------------------------------



			Initial Purchase 		Additional Purchases
			-----------------------		------------------------
Through your 		Contact your investment 	Send any additional
Investment 		advisor or other 		monies to your
Advisor 		investment professional.	investment professional
							at the address appearing
							on your account
							statement.
---------------------   -----------------------		------------------------
All Shareholders:

* By Mail 		Complete the account 		Write a letter of
			application.			instruction
							and a check payable
			Mail the application and 	to Managers AMG Funds
			a check payable to 		to:
			Managers AMG Funds


			Managers AMG Funds 		Managers AMG Funds
			c/o Boston Financial 		c/o Boston Financial
			Data Services, Inc.		Data Services, Inc.
			P.O.Box 8517 			P.O.Box 8517
			Boston, MA 02266-8517 		Boston, MA 2266-8517

							Include your
							account # and Fund
							name on your check
---------------------   -----------------------		------------------------
* By Telephone 		Not Available 			If your account has
							already been established,
							call the Transfer Agent at
							(800) 252-0682. The minimum
							additional investment is $1,000.
---------------------   -----------------------		------------------------
* By Internet 		Not Available 			If your account has already
							been established, see our
							website at:
							www.managersamg.com.

							The minimum additional
							investment is $1,000.
---------------------   -----------------------		------------------------



Note: If you redeem shares following a purchase by check, the Fund may hold the proceeds of your redemption for up to 15 calendar days to ensure that the check has cleared.

By Wire: Please call and notify the Fund at (800)252-0682. Then instruct your bank to wire the money to State Street Bank and Trust Company, Boston, MA 02101; ABA #011000028; BFN Managers AMG Funds A/C 9905-472-8, FBO Shareholder name, account number and Fund name. Please be aware that your bank may charge you a fee for this service.


			DISTRIBUTION PLAN
			-----------------
The Fund has adopted a distribution plan to pay for the marketing of shares of the Fund.Under the plan,the Board of Trustees has authorized payments at an annual rate of up to 0.25% of the Fund's average daily net assets to the Distributor for providing distribution services. Because fees for the marketing of the Fund's shares are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of a shareholder's investment in the Fund and may cost more than other types of sales charges.

			HOW TO SELL SHARES
			------------------
You may sell your shares at any time.Your shares will be sold at the NAV next calculated after the Fund 's Transfer Agent receives your order in proper form. The Fund's NAV is calculated at the close of regular business of the NYSE, usually 4:00 p.m. New York Time. Orders received after 4:00 p.m. New York Time will receive the NAV per share determined at the close of trading on the next NYSE trading day.



			Instructions
			------------
Through your 		Contact your investment advisor or other
Investment Advisor 	investment professional.

All Shareholders:
-----------------	-----------------------------------------------------
* By Mail 		Write a letter of instruction containing:
				* the name of the Fund
				* dollar amount or number of shares to be sold
				* your name
				* your account number
				* signatures of all owners on account

			Mail letter to:
			Managers AMG Funds
			c/o Boston Financial Data Services, Inc.
			P.O. Box 8517
			Boston, MA 02266-8517
-----------------	-----------------------------------------------------
* By Telephone 		If you elected telephone redemption
			privileges on your account application, call us
			at (800)252-0682.

* By Internet 		See our website at www.managersamg.com
-----------------	-----------------------------------------------------



Note: If you redeem shares following a purchase by check, the Fund may hold the proceeds of your redemption for up to 15 calendar days to ensure that the check has cleared.

Redemptions of $25,000 and over require a signature guarantee. A signature guarantee helps to protect against fraud. You can obtain one from most banks and/or securities dealers. A notary public cannot provide a signature guarantee. In joint accounts, both signatures must be guaranteed.

Telephone redemptions are available only for redemptions which are below $25,000.

		INVESTOR SERVICES
		-----------------
Automatic Reinvestment Plan allows your dividends and capital gain distributions to be reinvested in additional shares of the Fund. You can elect to receive cash.

Automatic Investments allows you to make automatic deductions from a designated bank account.

Automatic Redemptions allows you to make automatic monthly redemptions of $100 or more. Redemptions are normally completed on the 25th day of each month. If the 25th day of any month is a weekend or a holiday, the redemption will be completed on the next business day.

Individual Retirement Accounts are available to you at no additional cost. Call us at (800)835-3879 for more information and an IRA kit.

The Fund has an Exchange Privilege which allows you to exchange your shares of the Fund for shares of other funds in the Managers Funds Family of Funds. There is no fee associated with the Exchange Privilege. You can request your exchange in writing, by telephone (if elected on the application), by internet or through your investment advisor, bank or investment professional. The Exchange Privilege is available only if the account you are exchanging out of and the account you are exchanging into are registered in the same name with the same address and taxpayer identification number. Be sure to read the Prospectus of any fund that you wish to exchange into. When you purchase a fund's shares by exchange you do so on the same terms and conditions as any new investment in that fund. The Fund reserves the right to discontinue, alter or limit the Exchange Privilege at any time.

		OPERATING POLICIES
		------------------
A Fund will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange by telephone or internet, call the Fund for instructions.

The Fund is a series of a "Massachusetts business trust." The Board of Trustees may, without the approval of the shareholders, create additional series at any time. Also at any time, the Board of Trustees may, without shareholder approval, divide this series or any other series into two or more classes of shares with different preferences, privileges, and expenses.

The Fund reserves the right to:

* redeem an account if the value of the account falls below $5,000 due to redemptions;

* suspend redemptions or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings or when trading is restricted by the Securities and Exchange Commission;

* change the minimum investment amounts;

* delay sending out redemption proceeds for up to seven days (this usually applies to very large redemptions without notice, excessive trading or unusual market conditions);

* make a redemption-in-kind (a payment in portfolio securities instead of in cash);

* refuse a purchase order for any reason, including failure to submit a properly completed application;

* refuse any exchange request if we determine that such request could adversely affect the Fund including if such person or group has engaged in excessive trading (to be determined in our discretion); and

* terminate or change the Exchange Privilege or impose fees in connection with exchanges or redemptions, including fees related to excessive trading.



			ACCOUNT STATEMENTS
			------------------
You will receive quarterly and yearly statements detailing your account activity. All investors (other than IRA accounts) will also receive a Form 1099-DIV annually, detailing the tax characteristics of any dividends and distributions that you have received with respect to your account. You will also receive a confirmation after each trade executed in your account.


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		DIVIDENDS AND DISTRIBUTIONS
		---------------------------
Income dividends and net capital gain distributions, if any, are normally declared and paid in December. We will automatically reinvest your distributions of dividends and capital gains unless you tell us otherwise. You may change your election by writing to us at least 10 days prior to the scheduled payment date.

			TAX INFORMATION
			---------------
Please be aware that the following tax information is general and refers to the provisions of the Internal Revenue Code of 1986, as amended, which are in effect as of the date of this Prospectus. You should consult a tax consultant about the status of your distributions from the Fund.

Short-term capital gains distributions are generally taxable to you as ordinary income. Under the Jobs and Growth Tax Relief Reconciliation
Act of 2003, dividends from the Fund that are attributable to corporate dividends received by the Fund generally are now taxable at long-term capital gain rates,provided certain requirements are met; non-qualifying dividends remain taxable as ordinary income. Capital gain dividends will be taxed as long-term capital gains regardless of how long you have held shares of the Fund. These provisions apply whether you receive a distribution in cash or reinvest it for additional shares. An exchange of a Fund's shares for shares of another fund will be treated as a sale of the first Fund's shares and any gain on the transaction may be subject to federal income tax. Keep in mind that distributions may be taxable to you at different rates depending on the length of time the Fund held the applicable investment and not the length of time that you held your Fund shares. When you do sell your Fund shares, a capital gain may be realized,except for certain tax-deferred accounts, such as IRA accounts.

Federal law requires the Fund to withhold taxes on distributions and redemption proceeds paid to shareholders who:

	* fail to provide a social security number or taxpayer identification number;

	* fail to certify that their social security number or taxpayer identification number is correct; or


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* fail to certify that they are exempt from withholding.

In addition, the Fund must also withhold taxes on distributions and redemption proceeds if the IRS notifies the Fund that the taxpayer identification number or social security number furnished by the shareholder is correct, or the IRS notifies the Fund that the shareholder has failed to report properly certain interest and dividend income.




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			MANAGERS AMG FUNDS
			------------------
		BURRIDGE SMALL CAP GROWTH FUND
		==============================

Investment Manager
------------------
The Managers Funds LLC
40 Richards Avenue
Norwalk, Connecticut 06854-2325
(203) 857-5321 or (800) 835-3879

Sub-Advisor
-----------
The Burridge Group LLC
333 West Wacker Drive
Chicago, Illinois 60606

Distributor
-----------
Managers Distributors, Inc.
40 Richards Avenue
Norwalk, Connecticut 06854-2325

Custodian
---------
The Bank of New York
100 Church Street
New York, New York 10286

Legal Counsel
-------------
Goodwin Procter LLP
Exchange Place
Boston, Massachusetts 02109

Transfer Agent
--------------
Boston Financial Data Services, Inc.
Attn: Managers AMG Funds
P.O. Box 8517
Boston, Massachusetts 02266-8517
(800)252-0682

Trustees
--------
Jack W. Aber
William E. Chapman, II
Sean M. Healey
Edward J. Kaier
Peter M. Lebovitz
Eric Rakowski


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Additional Information
----------------------
Additional information about the Fund and its investments is available in its Statement of Additional Information and the Semi-Annual and Annual Reports for the Fund, which are available to you without charge. You may request these documents and make other inquiries as follows:

By Telephone:	1-800-835-3879

By Mail:	Managers AMG Funds
		40 Richards Avenue
		Norwalk, CT 06854

On the Internet: Electronic copies are available on our website at:

		www.managersamg.com

In the Fund's Annual Report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. Information about the Fund including the Fund's current Statement of Additional Information and Annual and Semi-Annual Reports is on file with the Securities and Exchange Commission. The Fund's Statement of Additional Information is incorporated by reference (is legally part of this prospectus). Reports and other information about the Fund are also available on the EDGAR database of the SEC's website at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. Information about the Fund also may be reviewed and copied at the SEC's Public Reference Room. Call (202)942-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act Registration Number 811-9521



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